Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Tax Disclosure
The components of income before income taxes were as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Income before income taxes:
U.S. operations	$590.3	$365.9	$223.9
Foreign operations	60.8	367.4	418.9

Income before income taxes	$651.1	$733.3	$642.8

The provisions for income taxes were as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Current:
U.S. federal	$46.6	$102.5	$83.5
U.S. state and local	5.3	8.7	3.4
Foreign	96.4	83.1	119.4
	148.3	194.3	206.3

Deferred:
U.S. federal	5.9	(25.8)	(33.3)
U.S. state and local	2.1	0.9	(0.3)
Foreign	(27.1)	1.0	(5.4)
	(19.1)	(23.9)	(39.0)

Income tax provision	$129.2	$170.4	$167.3

The reasons for the differences between the provision for income taxes and income taxes using the U.S. federal income tax rate were as follows:

	Year Ended December 31,
	2011	2010	2009

U.S. federal statutory rate	35.00%	35.00%	35.00%
State and local income taxes	1.03	1.02	0.38
Foreign statutory rate differential	(7.30)	(9.62)	(7.26)
Change in valuation allowance on deferred tax assets	(8.89)	6.76	1.99
Nondeductible expenses	2.47	1.64	1.54
Net U.S. tax on foreign source income	(1.67)	(9.52)	(5.00)
All other	(0.80)	(2.05)	(0.62)

Total	19.84%	23.23%	26.03%

Total income taxes paid (dollars in millions)	$121.2	$198.2	$231.2

Components of deferred tax assets (liabilities) were as follows:

	December 31,
(dollars in millions)	2011	2010

Deferred tax liabilities:
Plant and equipment	$(137.6)	$(70.1)
Inventory	(4.5)	(14.0)
Convertible debentures	–	(2.5)
Intangible assets	(90.7)	(79.0)
Other	(9.3)	(10.1)
Total deferred tax liabilities	(242.1)	(175.7)

Deferred tax assets:
Postretirement benefits other than pensions	9.5	10.3
Reserves and accruals	120.4	60.7
Net operating losses and tax credits	102.0	153.7
Pensions	16.6	16.1
Other	22.0	21.0

Total deferred tax assets	270.5	261.8

Valuation allowance	(29.7)	(96.2)

Net deferred tax liabilities	$(1.3)	$(10.1)

Changes in the Company's unrecognized tax benefits were as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Balance at beginning of year	$68.4	$60.4	$46.6
Increases due to tax positions taken prior to the fiscal year	4.2	1.0	26.1
Increases due to tax positions taken during the fiscal year	76.1	5.2	12.7
Decreases relating to settlements with tax authorities	(2.3)	(0.3)	(27.6)
Decreases resulting from the lapse of applicable statutes of limitation	(0.1)	(0.2)	(1.4)
Net increase due to translation and interest	2.1	2.3	4.0

Balance at end of year	$148.4	$68.4	$60.4

Summary of Income Tax Examinations
The earliest years' tax returns filed by the Company that are still subject to examination by authorities in the major tax jurisdictions are as follows:

United States	United Kingdom	Canada	France	Germany	Norway	Singapore	Italy
2000	2007	2006	2006	2008	2010	2004	2007